Derivative liabilities (Details)	3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Expected Life [Member]
Expected life (years)			6 months	6 months
Risk Free Interest Rate [Member]
Risk-free interest rate			2.44%	2.06%
Expected Volatility [Member]
Expected volatility			138.00%	151.00%
Derivative [Member] | Annual Dividend Yield [Member]
Annual Dividend Yield
Derivative [Member] | Expected Life [Member] | Minimum [Member]
Expected life (years)	6 months	6 months	6 months	1 month 24 days	5 months 19 days
Derivative [Member] | Expected Life [Member] | Maximum [Member]
Expected life (years)	1 year	1 year	1 year	1 year	1 year
Derivative [Member] | Risk Free Interest Rate [Member] | Minimum [Member]
Risk-free interest rate	2.49%	2.15%	2.40%	1.08%	1.08%
Derivative [Member] | Risk Free Interest Rate [Member] | Maximum [Member]
Risk-free interest rate	2.72%	2.37%	2.64%	2.12%	2.12%
Derivative [Member] | Expected Volatility [Member] | Minimum [Member]
Expected volatility	118.00%	87.00%	118.00%	103.00%	103.00%
Derivative [Member] | Expected Volatility [Member] | Maximum [Member]
Expected volatility	175.00%	123.00%	1.50%	202.00%	202.00%